Accounting for Financial Instruments - Summary of Contractual Undiscounted Cash Flow Requirements for Financial Liabilities (Detail) - Liquidity risk [member] CAD in Millions	Dec. 31, 2017 CAD
Disclosure of detailed information about financial instruments [line items]
Trade accounts payable and other liabilities	CAD 2,313
Debt	6,105
Estimated interest payments on debt	5,178
2018 [member]
Disclosure of detailed information about financial instruments [line items]
Trade accounts payable and other liabilities	2,313
Debt	28
Estimated interest payments on debt	346
2020 [member]
Disclosure of detailed information about financial instruments [line items]
Debt	28
Estimated interest payments on debt	692
2022 [member]
Disclosure of detailed information about financial instruments [line items]
Debt	1,119
Estimated interest payments on debt	626
Thereafter [member]
Disclosure of detailed information about financial instruments [line items]
Debt	4,930
Estimated interest payments on debt	CAD 3,514